United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05
                                    --------


                 Date of Reporting Period: Quarter ended 8/31/05
                              ---------------------







Item 1.           Schedule of Investments





FEDERATED LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

                                                                                      Credit
       Principal                                                                      Rating
        Amount                                                                                                Value

                         MUNICIPAL BONDS--99.9%
                         Alabama--4.1%
 $     1,000,000         Alabama State Public School & College Authority, Revenue
                         Bonds (Series 2002-A), 5.00%, 2/1/2008                        AA / Aa2        $      1,046,220
       2,865,000         DCH Health Care Authority, Health Care Facilities Revenue
                         Bonds, 4.00%, 6/1/2007                                        A+ / A1               2,889,381
        945,000          Huntsville, AL Health Care Authority, Revenue Bonds,
                         5.25% (Huntsville Hospital System), 6/1/2006                  --
                                                                                       NR / A2                959,940
                             TOTAL                                                                            4,895,541
                         Arizona--1.7%
       1,000,000   (1,2)  Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds,
                         4.45% TOBs (Waste Management, Inc.), Mandatory Tender
                         3/1/2008                                                      BBB / NR               1,017,200
       1,000,000   (1,2)  Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds,
                         3.65% TOBs (Waste Management, Inc.), Mandatory Tender --
                         3/1/2006                                                      BBB / NR               1,000,800
                             TOTAL                                                                            2,018,000
                         Arkansas--2.9%
        425,000          Arkansas Development Finance Authority, Exempt Facilities
                         Revenue Bonds, 3.65% TOBs (Waste Management, Inc.),
                         Mandatory Tender 8/1/2006                                     BBB / NR                425,255
       1,475,000         Pulaski County, AR, Hospital Refunding Revenue Bonds
                         (Series 2002B), 4.25% (Arkansas Children's Hospital),
                         3/1/2006                                                       A / A2                1,483,968
       1,530,000         Pulaski County, AR, Hospital Refunding Revenue Bonds
                         (Series 2002B), 4.50% (Arkansas Children's Hospital),         --
                         3/1/2007                                                       A / A2                1,561,197
                             TOTAL                                                                            3,470,420
                         California--3.4%
       2,000,000         California PCFA, Solid Waste Disposal Revenue Bonds,
                         2.85% TOBs (Republic Services, Inc.), Mandatory Tender
                         12/1/2005                                                    BBB+ / Baa2             1,997,940
       2,000,000         California State, Refunding UT GO Bonds, 5.00%, 2/1/2008       A / A2                2,089,580
        25,000           Delta Counties, CA Home Mortgage Finance Authority, SFM
                         Revenue Bonds (Series 1998A), 4.85% (GNMA Collateralized  --
                         Home Mortgage Program COL)/(MBIA Insurance Corp. INS),
                         12/1/2008                                                     AAA / Aaa               25,076
                             TOTAL                                                                            4,112,596
                         Colorado--6.0%
        100,000          Beacon Point, CO Metropolitan District, Revenue Bonds
                         (Series 2005B), 4.375% (Compass Bank, Birmingham
                         LOC)/(Original Issue Yield: 4.50%), 12/1/2015                  A- / NR                101,290
        55,000           Colorado HFA, Single Family Program Senior Bonds (Series
                         1998C-1), 4.70%, 5/1/2020                                     NR / Aa2                55,145
       1,000,000         Colorado Health Facilities Authority, Health Facilities
                         Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical
                         Lutheran Good Samaritan Society), Mandatory Tender
                         6/1/2009                                                       A- / A3                997,530
       1,300,000         Colorado Health Facilities Authority, Revenue Bonds
                         (Series 2005), 5.00% (Covenant Retirement Communities,
                         Inc.), 12/1/2011                                              BBB / NR               1,372,436
       2,000,000         Countrydale, CO Metropolitan District, LT GO Refunding
                         Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC),
                         Mandatory Tender 12/1/2007                                     NR / A1               2,002,020
        305,000          Denver, CO Health & Hospital Authority, Healthcare
                         Revenue Bonds (Series 2001A), 5.25%, 12/1/2005               BBB / Baa3               306,214
        140,000          Denver, CO Health & Hospital Authority, Healthcare
                         Revenue Bonds (Series 2001A), 5.25%, 12/1/2006               BBB / Baa3               142,545
        200,000          Denver, CO Health & Hospital Authority, Healthcare
                         Revenue Bonds (Series 2001A), 5.25%, 12/1/2007               BBB / Baa3               206,098
       1,755,000         Dove Valley Metropolitan District, CO, Refunding  UT GO
                         Bonds, 3.30% TOBs (BNP Paribas SA LOC), Mandatory Tender
                         11/1/2005                                                      AA / NR               1,756,650
        200,000          High Plains, CO Metropolitan District, Revenue Bonds
                         (Series 2005B), 4.375% (Compass Bank, Birmingham          --
                         LOC)/(Original Issue Yield: 4.50%), 12/1/2015
                                                                                        A- / NR                202,580
                             TOTAL                                                                            7,142,508
                         Connecticut--1.5%
       1,750,000         Connecticut Development Authority, PCR Bonds, 3.35% TOBs
                         (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory    --
                         Tender 10/1/2008                                              AAA / Aaa              1,744,628
                         Florida--4.3%
       1,355,000   (1,2)  Florida State Department of Corrections, Custodial
                         Receipts, 3.00%, 9/10/2009                                     NR / A3               1,339,580
       2,000,000         Miami-Dade County, FL, Capital Asset Acquisition Special
                         Obligation Bonds (Series 2002A), 5.00% (AMBAC INS),
                         4/1/2008                                                      AAA / Aaa              2,099,440
       1,680,000         Palm Beach County, FL Health Facilities Authority,
                         Hospital Refunding Revenue Bonds (Series 2001), 5.00%     --
                         (BRCH Corporation Obligated Group), 12/1/2005
                                                                                       AA- / NR               1,687,190
                             TOTAL                                                                            5,126,210
                         Georgia--2.1%
        935,000          Coffee County, GA Hospital Authority, Refunding Revenue
                         Bonds, 5.00% (Coffee Regional Medical Center, Inc.),
                         12/1/2010                                                     BBB+ / NR               991,913
       1,505,000         Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00%
                         TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A.      --
                         LOC), Mandatory Tender 6/1/2006                                A+ / NR               1,509,244
                             TOTAL                                                                            2,501,157
                         Idaho--0.3%
        335,000          Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%,
                         7/1/2028                                                      NR / Aaa                336,129
                         Illinois--4.6%
        20,000           Chicago, IL, COL SFM Revenue Bonds (Series 1997B), 5.10%
                         (GNMA Collateralized Home Mortgage Program COL), 9/1/2007     NR / Aaa                20,134
       1,000,000         Chicago, IL Transit Authority, Capital Grant Receipts
                         Revenue Bonds (Series B), 4.25% (AMBAC INS), 6/1/2008         AAA / Aaa              1,001,020
        255,000     (1)   Illinois Development Finance Authority IDB, (Series
                         1995) Revenue Bonds, 5.80% (Catholic Charities Housing
                         Development Corp.), 1/1/2007                                     NR                   260,054
        115,000          Illinois Development Finance Authority IDB, Mortgage
                         Revenue Refunding Bonds, (Series 1997A), 5.20% (MBIA
                         Insurance Corp. INS)/(FHA LOC), 7/1/2008                      NR / Aaa                117,348
       2,000,000         Illinois Health Facilities Authority, Revenue Bonds,
                         5.25% (Advocate Health Care Network)/(Original Issue
                         Yield: 5.33%), 11/15/2006                                     AA / Aa3               2,048,840
       2,000,000         Illinois State, UT GO Bonds (First Series of July 2002),
                         5.00% (MBIA Insurance Corp. INS), 7/1/2007                --
                                                                                       AAA / Aaa              2,073,120
                             TOTAL                                                                            5,520,516
                         Indiana--2.7%
       1,000,000         Indiana Development Finance Authority, Refunding Revenue
                         Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas &
                         Electric Co.), Mandatory Tender 3/1/2006                      A- / Baa1              1,007,010
       1,260,000         Indiana Health Facility Financing Authority, Health
                         System Revenue Bonds (Series 2001), 5.00% (Sisters of St.
                         Francis Health Services, Inc.), 11/1/2005                     NR / Aa3               1,263,893
       1,000,000         Lawrenceburg, IN Pollution Control Revenue Board, PCR
                         Revenue Bonds (Series F), 2.625% TOBs (Indiana Michigan   --
                         Power Co.), Mandatory Tender 10/1/2006
                                                                                      BBB / Baa2               993,690
                             TOTAL                                                                            3,264,593
                         Kansas--2.5%
       1,000,000         Burlington, KS, Refunding Revenue Bonds (Series 1998B),
                         4.75% TOBs (Kansas City Power And Light Co.), Mandatory
                         Tender 10/1/2007                                              BBB / A3               1,023,600
       1,155,000         Kansas Development Finance Authority, Revenue Bonds,
                         5.50% (Sisters of Charity, Leavenworth)/(MBIA Insurance
                         Corp. INS), 12/1/2005                                         AAA / Aaa              1,162,611
        785,000          Lawrence, KS Hospital Authority, Hospital Revenue Bonds,
                         4.00% (Lawrence Memorial Hospital), 7/1/2008                  NR / Baa1               795,998
        25,000           Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds,
                         Mortgage-Backed Securities Program, (Series 1998 A-1),
                         -- 5.00% (GNMA Collateralized Home Mortgage Program
                         COL),
                         6/1/2013                                                      NR / Aaa                25,183
                             TOTAL                                                                            3,007,392
                         Louisiana--2.5%
       1,000,000         Calcasieu Parish, LA, IDB, Pollution Control Revenue
                         Refunding Bonds, (Series 2001), 4.80% (Occidental
                         Petroleum Corp.), 12/1/2006                                    A- / A3               1,015,010
       2,000,000         Louisiana State Offshore Terminal Authority, Deep Water
                         Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs   --
                      (Loop LLC), Mandatory Tender 9/1/2008
                                                                                        A / A3                2,011,120
                             TOTAL                                                                            3,026,130
                         Michigan--4.6%
       1,000,000         Detroit, MI, Capital Improvement LT GO Bonds (Series
                         2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007            AAA / Aaa              1,031,700
       1,000,000         Michigan State Hospital Finance Authority, Hospital
                         Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford
                         Health System, MI), 3/1/2008                                   A- / A1               1,037,260
       1,000,000         Michigan State Strategic Fund, Revenue Bonds (Series
                         2004), 4.75% (NSF International), 8/1/2009                     A- / NR               1,044,680
       1,000,000         Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs
                         (Waste Management, Inc.), Mandatory Tender 8/1/2007           BBB / NR                999,300
       1,285,000         Saginaw, MI Hospital Finance Authority, Hospital Revenue
                         Refunding Bonds (Series 2004G), 4.75% (Covenant Medical   --
                         Center, Inc.), 7/1/2009                                        A / NR                1,339,523
                             TOTAL                                                                            5,452,463
                         Minnesota--3.1%
       1,030,000         Maplewood, MN, Health Care Facility Revenue Bonds (Series
                         1996), 5.95% (Healtheast, MN), 11/15/2006                     BB+ / NR               1,032,596
       1,530,000         Minneapolis, MN Health Care System, Revenue Bonds (Series
                         2002A), 5.00% (Allina Health System, MN), 11/15/2007           A- / A2               1,583,933
        750,000          Minneapolis/St. Paul, MN Housing & Redevelopment
                         Authority, Health Care Facility Revenue Bonds (Series
                         2003), 4.50% (HealthPartners Obligated Group), 12/1/2007     BBB+ / Baa1              768,840
        300,000          St. Paul, MN Housing & Redevelopment Authority, Health
                         Care Revenue Bonds (Series 2005), 5.00% (Gillette         --
                         Children's Specialty Healthcare), 2/1/2009
                                                                                          NR                   312,204
                             TOTAL                                                                            3,697,573
                         Missouri--1.3%
        960,000          Cape Girardeau County, MO IDA, Health Care Facilities
                         Revenue Bonds, (Series A), 5.00% (St. Francis Medical
                         Center, MO), 6/1/2007                                          A / NR                 986,669
        115,000          Kansas City, MO IDA, PCR Bonds, 6.05% (General Motors
                         Corp.), 4/1/2006                                              BB / Ba2                114,461
        425,000          West Plains, MO IDA, Hospital Revenue Bonds, 5.05%
                         (Ozarks Medical Center)/(Original Issue Yield: 5.125%),   --
                         11/15/2005                                                    BB+ / NR                425,995
                             TOTAL                                                                            1,527,125
                         Nebraska--0.1%
        53,991      (1)  Energy America, NE, Gas Supply Revenue Bonds (Series
                         1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005    --
                                                                                          NR                   53,799
                         New Hampshire--1.6%
       2,000,000         New Hampshire Business Finance Authority, Refunding PCR
                         Bonds, 3.50% TOBs (United Illuminating Co.), Mandatory    --
                         Tender 2/1/2009                                               NR / Baa2              1,974,600
                         New Jersey--3.5%
        850,000          Bayonne, NJ Redevelopment Agency, Project Notes (Series
                         2005A), 5.00%, 4/13/2007                                         NR                   861,330
       1,000,000         Bayonne, NJ, 5.00% TANs, 11/15/2005                              NR                  1,002,220
        500,000          New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ
                         Dedicated Cigarette Excise Tax), 6/15/2008                   BBB / Baa2               522,380
        705,000          New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00%
                         (Winchester Gardens at Ward Homestead)/(Original Issue
                         Yield: 4.10%), 11/1/2009                                        BBB-                  692,366
       1,000,000         New Jersey State Transportation Corp., COPs (Series
                         2000B), 5.50% (AMBAC INS), 9/15/2007                      --
                                                                                       AAA / Aaa              1,049,420
                             TOTAL                                                                            4,127,716
                         New Mexico--0.8%
       1,000,000         Farmington, NM, Refunding Revenue Bonds (Series 2002A),
                         4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory   --
                         Tender  8/1/2012                                              AAA / Aaa              1,004,110
                         New York--9.3%
       1,110,000         Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist
                         College), 7/1/2009                                            NR / Baa1              1,119,979
       1,000,000         New York City, NY, UT GO Bonds (Fiscal 2004 Series G),
                         5.00%, 8/1/2008                                                A+ / A1               1,054,140
       1,000,000         New York City, NY, UT GO Bonds (Series 2001F), 5.00%,
                         8/1/2007                                                       A+ / A1               1,038,040
       1,000,000         New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006     A+ / A1               1,019,730
       1,000,000         New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007     A+ / A1               1,038,040
       1,000,000         New York City, NY, UT GO Bonds, (Series F), 5.00%,
                         8/1/2008                                                       A+ / A1               1,054,140
       1,620,000         New York State Dormitory Authority, Revenue Bonds (Series
                         2003), 4.00% (Kateri Residence )/(Allied Irish Banks PLC
                         LOC), 7/1/2008                                                NR / Aa3               1,657,211
       2,000,000         New York State Thruway Authority, Local Highway & Bridge
                         Service Contract Bonds (Series 2002), 5.00% (New York
                         State), 4/1/2007                                              AA- / A2               2,064,020
       1,025,000         United Nations, NY Development Corp., Senior Lien
                         Refunding Revenue Bonds (Series 2004A), 4.00%, 7/1/2007   --
                                                                                        NR / A3               1,045,603
                             TOTAL                                                                           11,090,903
                         North Carolina--1.3%
       1,500,000         North Carolina State, UT GO Bonds (Series 1997A), 5.20%
                         (U.S. Treasury PRF 3/1/2007 @ 102)/(Original Issue Yield: --
                         5.35%), 3/1/2013                                              AAA / Aa1              1,579,815
                         Ohio--4.0%
       1,000,000         Mahoning County, OH Hospital Facilities, Adjustable Rate
                         Demand Health Care Facilities Revenue Refunding Bonds
                         (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky
                         Bank LOC), Mandatory Tender 4/1/2008                           NR / A3                999,370
        115,000          Ohio HFA, Residential Mortgage Revenue Bonds (Series
                         1998A-1), 4.90% (GNMA Collateralized Home Mortgage
                         Program COL), 9/1/2025                                        AAA / Aaa               115,691
        675,000          Ohio State Air Quality Development Authority, PCR Revenue
                         Bonds, 3.50% TOBs (Pennsylvania Power Co.), Optional
                         Tender 1/1/2006                                              BB+ / Baa2               674,609
       2,000,000         Ohio State Revenue, Major New State Infrastructure
                         Revenue Bonds, 5.00%, 6/15/2006                               AA / Aa3               2,033,680
       1,000,000         Ohio State Water Development Authority Pollution Control
                         Facilities, Refunding Revenue Bonds (Series B), 3.35%     --
                         TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005
                                                                                      BB+ / Baa2              1,000,840
                             TOTAL                                                                            4,824,190
                         Oregon--1.5%
       1,000,000         Clackamas County, OR Hospital Facilities Authority,
                         Revenue Refunding Bonds (Series 2001), 5.00% (Legacy
                         Health System), 5/1/2006                                      AA / Aa3               1,013,180
        750,000          Port of Portland, OR, 3.25% TOBs (Union Pacific Railroad
                         Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005 --
                                                                                       BBB / NR                748,733
                             TOTAL                                                                            1,761,913
                         Pennsylvania--4.9%
       1,000,000         Commonwealth of Pennsylvania, Refunding UT GO Bonds,
                         5.125% (AMBAC INS)/(Original Issue Yield: 5.35%),
                         9/15/2011                                                     AAA / Aaa              1,045,250
       1,020,000         Commonwealth of Pennsylvania, UT GO Bonds, 5.25%,
                         10/15/2006                                                    AA / Aa2               1,046,846
        840,000          Erie, PA Higher Education Building Authority, College
                         Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst
                         College)/(Original Issue Yield: 3.57%), 3/15/2009             BBB / NR                833,473
        215,000          Erie, PA Higher Education Building Authority, College
                         Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst
                         College)/(Original Issue Yield: 3.57%), 3/15/2009             BBB / NR                213,329
       1,075,000         Lebanon County, PA Health Facilities Authority, Hospital
                         Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008   BBB+ / Baa1             1,085,524
        530,000          Pennsylvania EDFA, Resource Recovery Refunding Revenue
                         Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007     BB / NR                536,593
       1,005,000         Pennsylvania State Higher Education Facilities Authority,
                         Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), --
                         1/15/2008                                                      A+ / NR               1,058,647
                             TOTAL                                                                            5,819,662
                         Rhode Island--0.9%
        500,000          Rhode Island State Health and Educational Building Corp.,
                         Hospital Financing Revenue Bonds (Series 2002), 5.25%
                         (Lifespan Obligated Group), 8/15/2006                        BBB+ / Baa1              508,725
        510,000          Rhode Island State Health and Educational Building Corp.,
                         Hospital Financing Revenue Bonds (Series 2002), 5.50%     --
                      (Lifespan Obligated Group), 8/15/2007
                                                                                      BBB+ / Baa1              529,579
                             TOTAL                                                                            1,038,304
                         South Carolina--1.3%
       1,500,000         Richland County, SC, Environmental Improvement Revenue
                         Refunding Bonds (Series 2002A), 4.25% (International      --
                         Paper Co.), 10/1/2007                                        BBB / Baa2              1,517,100
                         Tennessee--1.7%
       1,000,000         Carter County, TN IDB, (Series 1983), 4.15%
                         (Temple-Inland, Inc.), 10/1/2007                              BBB / NR               1,004,210
       1,000,000         Shelby County, TN Health Education & Housing Facilities
                         Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs  --
                         (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008
                                                                                        AA / NR               1,046,880
                             TOTAL                                                                            2,051,090
                         Texas--11.8%
       3,000,000         Austin, TX Water and Wastewater System, Refunding Revenue
                         Bonds (Series 2002A), 5.25% (AMBAC INS), 11/15/2007           AAA / Aaa              3,143,520
       1,000,000         Gulf Coast, TX Waste Disposal Authority, Environmental
                         Facilities Refunding Revenue Bonds, 4.20% (Occidental
                         Petroleum Corp.), 11/1/2006                                    A- / A3               1,008,180
       1,500,000         North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor
                         Health Care System), 5/15/2007                                AA- / Aa3              1,555,485
       1,675,000         Texas State Public Finance Authority, Revenue Financing
                         System Bonds (Series 2002), 4.50% (Texas Southern
                         University)/(MBIA Insurance Corp. INS), 11/1/2005             NR / Aaa               1,679,690
       3,000,000         Texas State, (Series 2005), 4.50% TRANs, 8/31/2006           SP-1+/MIG-1             3,045,390
       2,000,000         Texas Turnpike Authority, Second Tier BANs (Series 2002),
                         5.00%, 6/1/2008                                               AA / Aa3               2,101,060
       1,500,000         Texas Water Development Board, State Revolving Fund
                         Revenue Bonds, (Series B), 5.50%, 7/15/2007               --
                                                                                       AAA / Aaa              1,568,925
                             TOTAL                                                                           14,102,250
                         Utah--0.6%
        735,000          Intermountain Power Agency, UT, Power Supply Revenue
                         Refunding (Series B) Bonds, 6.00% (MBIA Insurance Corp.   --
                         LOC), 7/1/2006                                                AAA / Aaa               753,926
                         Virginia--2.3%
       1,000,000         Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia
                         Electric & Power Co.), 12/1/2007                              BBB+ / A3              1,009,220
       1,000,000         Hopewell, VA, Public Improvement UT GO Bonds (Series
                         2004A), 5.00%, 7/15/2009                                       A / A2                1,027,260
        750,000          Virginia Peninsula Port Authority, Revenue Refunding
                         Bonds (Series 2003), 3.30% TOBs (Dominion Terminal        --
                         Associates)/(Dominion Resources, Inc. GTD), Mandatory
                         Tender 10/1/2008                                             BBB+ / Baa1              747,480
                             TOTAL                                                                            2,783,960
                         Washington--1.7%
       2,000,000         Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005      AA / Aa1               2,000,000
                         Wisconsin--1.7%
        105,000          Green Bay, WI Area Public School District, UT GO Bonds,
                         5.10% (U.S. Treasury PRF 4/1/2006 @ 100), 4/1/2007            NR / Aa2                106,412
        925,000          Green Bay, WI Area Public School District, UT GO Bonds,
                         5.10%, 4/1/2007                                               NR / Aa2                936,526
        965,000          Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%
                         (U.S. Treasury PRF 10/1/2006 @ 100), 10/1/2007            --
                                                                                        NR / A3                976,889
                             TOTAL                                                                            2,019,827
                         Wyoming--3.3%
       1,500,000         Albany County, WY, Pollution Control Revenue Bonds
                         (Series 1985), 3.25% TOBs (Union Pacific Railroad
                         Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005     BBB / NR               1,497,645
       2,500,000         Lincoln County, WY, PCR Refunding Bonds (Series 1991),
                         3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010        --
                                                                                        A- / A3               2,473,950
                             TOTAL                                                                            3,971,595
                             TOTAL MUNICIPAL BONDS
                         ------------------------------------------------------------
                             (IDENTIFIED COST $119,016,820)                                                  119,317,741

                         SHORT-TERM MUNICIPALS--0.7%
                         Tennessee--0.8%
        900,000          Sevier County, TN Public Building Authority, (Series
                         IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC             --
                         INS)/(JPMorgan Chase Bank, N.A. LIQ)       (AT AMORTIZED
                         COST) NR / VMIG1 900,000
                             TOTAL MUNICIPAL INVESTMENTS - 100.6%
                         ============================================================
                             (IDENTIFIED COST $119,916,820)(3)                                               120,217,741
                             OTHER ASSETS AND LIABILITIES - NET - (0.6)%                                      (753,766)
                             TOTAL NET ASSETS - 100%                                                   $     119,463,975

================================================================================
           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 11.5% of the portfolio as calculated based upon total portfolio market value.

        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $3,671,433 which represents 3.1% of total net assets.
        2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At August 31, 2005, these securities amounted to $3,357,580 which represents 2.8% of total net assets.
        3 At August 31, 2005, the cost of investments for federal tax purposes amounts to $119,916,802. The net unrealized appreciation of investments for federal tax purposes was $300,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $512,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $211,514.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2005 is as follows:

           Security                                        Acquisition Date                Acquisition Cost

           Energy America, NE, Gas Supply Revenue             3/18/1998                         $53,991
           Bonds (Series 1998B), 5.10% (Nebraska
           Public Gas Agency), 10/15/2005

           Florida State Department of                        2/27/2004                       $1,355,000
           Corrections, Custodial Receipts,
           3.00%, 9/10/2009

           Illinois Development Finance Authority             11/9/1995                        $255,000
           IDB, (Series 1995) Revenue Bonds,
           5.80% (Catholic Charities Housing
           Development Corp.), 1/1/2007

           Yavapai, AZ IDA, Solid Waste Disposal              2/26/2003                       $1,000,000
           Revenue Bonds, 4.45% TOBs (Waste
           Management, Inc.), Mandatory Tender
           3/1/2008

           Yavapai, AZ IDA, Solid Waste Disposal              2/26/2003                       $1,000,000
           Revenue Bonds, 3.65% TOBs (Waste
           Management, Inc.), Mandatory Tender
           3/1/2006


The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
BANs              --Bond Anticipation Notes
COL               --Collateralized
COPs              --Certificates of Participitaion
EDA               --Economic Development Authority
EDFA              --Economic Development Financing Authority
FGIC              --Financial Guaranty Insurance Company
FHA               --Federal Housing Administration
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
HFDC              --Health Facility Development Corporation
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
LT                --Limited Tax
PCR               --Pollution Control Revenue
PCFA              --Pollution Control Finance Authority
PRF               --Prerefunded
SFM               --Single Family Mortgage
TANs              --Tax Anticipation Notes
TOBs              --Tender Option Bonds
TRANs             --Tax and Revenue Anticipation Notes
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes








FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Principal                                                                                                         Value in
     Amount or Shares                                                                                                 U.S. Dollars


                           U.S. CORPORATE BONDS--5.3%
                           Basic Industry - Chemicals--0.2%
 $     1,450,000     (1,2) Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020                              $      1,174,087
       1,250,000     (1,2) Reliance Industries Ltd., Bond, 8.250%, 1/15/2027                                            1,298,016
                                TOTAL                                                                                   2,472,103
                           Basic Industry - Metals & Mining--0.3%
       3,000,000           Placer Dome, Inc., Bond, 8.500%, 12/31/2045                                                  3,136,185
                           Basic Industry - Paper--0.5%
       4,360,000           Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                   4,932,856
        250,000            Pope & Talbot, Inc., 8.375%, 6/1/2013                                                         248,750
        450,000            Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                                                   525,722
                                TOTAL                                                                                   5,707,328
                           Capital Goods - Diversified Manufacturing--0.2%
       2,020,000     (1,2) Tyco International Group, 4.436%, 6/15/2007                                                  2,022,565
                           Capital Goods - Environmental--0.3%
       2,700,000           Waste Management, Inc., Deb., 8.750%, 5/01/2018                                              2,972,754
                           Communications - Media & Cable--0.4%
       3,800,000           Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005                                         3,804,712
       1,000,000           Lenfest Communications, Inc., Sr. Sub. Note, 10.500%, 6/15/2006                              1,049,910
                                TOTAL                                                                                   4,854,622
                           Communications - Media Noncable--0.7 %
       2,535,000           British Sky Broadcasting Group PLC, 8.200%, 7/15/2009                                        2,852,610
       1,187,000           British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                  1,275,859
       1,000,000           News America Holdings, Note, 8.150%, 10/17/2036                                              1,286,909
       2,000,000           Univision Communications, Inc., 7.850%, 7/15/2011                                            2,239,782
                                TOTAL                                                                                   7,655,160
                           Communications - Telecom Wirelines--0.1%
       1,000,000           Telecom de Puerto Rico, Note, 6.650%, 5/15/2006                                              1,014,840
                           Consumer Cyclical - Automotive--0.3%
       1,850,000           General Motors Acceptance, 4.500%, 7/15/2006                                                 1,837,516
       1,000,000           General Motors Acceptance, 8.000%, 11/01/2031                                                 927,553
        775,000            General Motors Corp., Note, 9.450%, 11/01/2011                                                771,125
                                TOTAL                                                                                   3,536,194
                           Consumer Cyclical - Entertainment--0.1%
        940,000            Time Warner, Inc., Deb., 8.110%, 8/15/2006                                                    971,499
                           Consumer Cyclical - Retailers--0.2%
       2,300,000           Shopko Stores, Sr. Note, 9.250%, 3/15/2022                                                   2,725,500
                           Energy - Integrated--0.1%
       1,500,000           Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028                                         1,651,272
                           Financial Institution - Banking--0.8%
       3,000,000           Firstbank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                                         3,012,666
       2,000,000           PNC Financial Services G, Company Guarantee, 8.625%, 12/31/2026                              2,186,500
       2,150,000     (1,2) Regional Diversified Funding, 9.250%, 3/15/2030                                              2,621,473
       1,000,000     (1,2) Swedbank, Sub., 7.500%, 11/29/2049                                                           1,034,059
                                TOTAL                                                                                   8,854,698
                           Financial Institution - Finance Noncaptive--0.1%
        500,000            Susa Partnership LP, 8.200%, 6/01/2017                                                        638,840
                           Financial Institution - Insurance - Life--0.3 %
        750,000            Delphi Funding, 9.310%, 3/25/2027                                                             800,595
       2,000,000     (1,2) Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027                                2,263,640
        500,000      (1,2) Union Central Life Insurance Co., Note, 8.200%, 11/1/2026                                     591,445
                                TOTAL                                                                                   3,655,680
                           Financial Inst. - Insurance - P&C--0.4%
       1,000,000     (1,2) Liberty Mutual Ins Co, Sub. Note, 8.200%, 5/04/2007                                          1,053,630
       2,800,000     (1,2) MBIA Global Funding LLC, 2.875%, 11/30/2006                                                  2,746,436
        500,000      (1,2) USF&G Cap, 8.312%, 7/1/2046                                                                   626,120
        500,000            USF&G Corp., Company Guarantee, 8.470%, 1/10/2027                                             541,231
                                TOTAL                                                                                   4,967,417
                           Technology--0.2%
       1,650,000           Unisys Corp., 8.125%, 6/01/2006                                                              1,683,000
                           Transportation - Services--0.1%
        875,000            Hertz Corp., 4.700%, 10/02/2006                                                               867,798
                                TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $55,671,693)                                59,387,455

                           INTERNATIONAL BONDS--4.4%

                           AUSTRALIAN DOLLAR--0.3%
                           State/Provincial--0.3%
       3,900,000           New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%,
                           3/01/2008                                                                                    3,130,663
        700,000            West Aust Treasury Corp., Local Gov't. Guarantee, Series 07, 8.000%,
                           10/15/2007                                                                                    556,920
                                TOTAL AUSTRALIAN DOLLAR                                                                 3,687,583

                           JAPANESE YEN--3.0%
                           Banking--2.1%
      220,000,000          Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010                            2,026,190
      400,000,000          Bk Nederlandse Gemeenten, Sr. Unsub., 0.800%, 9/22/2008                                      3,675,671
      344,000,000          Cie Financement Foncier, 0.400%, Series EMTN, 9/22/2006                                      3,120,054
      500,000,000          KFW International Finance, 1.750%, 3/23/2010                                                 4,778,435
      190,000,000          KFW International Finance, Series EMTN, 2.050%, 9/21/2009                                    1,833,314
      400,000,000          OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010                                              3,831,602
      400,000,000          Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011                         3,798,356
                                TOTAL                                                                                   23,063,622
                           Finance--0.2%
      250,000,000          General Electric Capital, Sr. Unsub., 100%, 12/20/2005                                       2,258,594
                           Financial Intermediaries--0.3%
      400,000,000          Eksportfinans, Bond, 1.800%, 6/21/2010                                                       3,827,265
                           Supranational--0.4 %
      500,000,000          Interamer Dev Bk, 1.900%, 7/08/2009                                                          4,784,985
                                TOTAL JAPANESE YEN                                                                      33,934,466

                           U.S. DOLLAR--1.1%
                           Cable & Wireless Television--0.4%
       8,000,000           Satelites Mexicanos SA, Sr. Note, 10.125%, 1/31/2006                                         4,360,000
                           Container & Glass Products--0.3%
        700,000            Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                           687,750
       3,000,000     (1,2) Vitro SA, Note, Series 144A, 11.750%, 11/01/2013                                             2,827,500
                                TOTAL                                                                                   3,515,250
                           Oil & Gas--0.4%
       3,600,000           Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012                                3,924,000
                                TOTAL U.S. DOLLAR                                                                       11,799,250
                                TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $50,737,326)                                 49,421,299

                           GOVERNMENTS/AGENCIES--9.8%

                           AUSTRALIAN DOLLAR--0.1%
                           State/Provincial--0.1%
        550,000            Victoria, State of, Local Gov't. Guarantee, 10.250%, 11/15/2006                               438,470

                           BRITISH POUND--0.8%
                           Sovereign--0.8%
       2,500,000           United Kingdom, Government of, Bond, 5.750%, 12/07/2009                                      4,800,501
       2,250,000           United Kingdom, Govt of, Bond, 5.000%, 3/07/2008                                             4,145,193
                                TOTAL BRITISH POUND                                                                     8,945,694

                           CANADIAN DOLLAR--0.7%
                           Sovereign--0.7%
       3,950,000           Canada, Goverment of, 5.250%, 6/01/2012                                                      3,658,670
       2,700,000           Canada, Government of, 5.000%, 6/01/2014                                                     2,489,218
       2,500,000           Canada, Government of, Bond, 3.000%, 6/01/2007                                               2,106,482
                                TOTAL CANADIAN DOLLAR                                                                   8,254,370

                           EURO--5.1%
                           Sovereign--5.1%
       2,250,000           Austria, Government of, Bond, Series 97  5, 5.625%, 7/15/2007                                2,941,599
       5,280,000           Bundesschatzanweisungen, Note, 2.500%, 3/23/2007                                             6,543,247
       3,000,000           Buoni Poliennali Del Tes, 3.500%, 9/15/2008                                                  3,821,015
       3,000,000           Buoni Poliennali Del Tes, 4.250%, 8/01/2013                                                  4,016,803
       3,800,000           France, Government of, Bond, 4.250%, 4/25/2019                                               5,159,875
       4,300,000           Germany, Government of, 4.750%, 7/04/2028                                                    6,264,164
       5,500,000           Germany, Government of, 5.250%, 1/04/2008                                                    7,238,495
       6,000,000           Germany, Government of, Bond, 3.750%, 1/04/2009                                              7,727,000
       4,700,000           Germany, Government of, Bond, Series 0301, 4.75%, 7/04/2034                                  6,986,479
       3,600,000           Germany, Government of, Series 0303, 4.250%, 1/04/2014                                       4,853,029
        680,670            Netherlands, Government of, Bond, Series 1&2A, 8.250%, 2/15/2007                              911,161
                                TOTAL EURO                                                                              56,462,867

                           JAPANESE YEN--1.6%
                           Agency--0.8%
     1,000,000,000         Federal National Mortgage Association, 1.750%, 3/26/2008                                     9,399,675
                           Sovereign--0.8%
      220,000,000          Canada, Goverment of, Note, .700%, 3/20/2006                                                 1,993,933
      400,000,000          Italy, Government of, Bond, 1.800%, 2/23/2010                                                3,827,265
      306,000,000          Italy, Series INTL, .650%, 3/20/2009                                                         2,798,480
                                TOTAL                                                                                   8,619,678
                                TOTAL JAPANESE YEN                                                                      18,019,353

                           SWEDISH KRONA--0.2%
                           Sovereign--0.2%
       10,500,000          Sweden, Government of, Bond, 8.000%, 8/15/2007                                               1,545,395
       7,000,000           Sweden, Kingdom of, Deb., Series 1040, 6.500%, 5/05/2008                                     1,027,113
                                TOTAL SWEDISH KRONA                                                                     2,572,508

                           U.S. DOLLAR--1.3%
                           Federal National Mortgage Association--1.3%
       15,000,000          Federal National Mortgage Association, 4.000%, 6/23/2008                                     14,897,100
                                TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $108,283,911)                              109,590,362

                           ASSET-BACKED SECURITIES--0.2%
                           Home Equity Loan--0.1%
        346,588      (1,2) 125 Home Loan Owner Trust 1998-1A B1, 9.260%, 02/15/2029                                      350,054
        124,739            New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028                            124,581
                                TOTAL                                                                                    474,635
                           Manufactured Housing--0.1%
       2,000,000           Green Tree Financial Corp. 1993-4 B2, 8.550%, 01/15/2019                                     1,475,300
                                TOTAL ASSET-BACKED SECURITIES  (IDENTIFIED COST $2,488,827)                             1,949,935

                           COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                           Non-Agency Mortgage--0.0%
         21,504       (1)  SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 1/28/2027 (IDENTIFIED
                           COST $19,654)                                                                                  16,955

                           COMMON STOCKS--0.0%
                           Financial Institution- Insurance - Life--0.0%
          790         (3)  Conseco, Inc.                                                                                  16,495
         3,160        (3)  Conseco, Inc. - Warrants                                                                       8,532
                                TOTAL                                                                                     25,027
                           Sovereign--0.0%
          250         (3)  Nigeria, Government of, Warrants 11/15/2020                                                      0
                           Unassigned--0.0%
         2,013        (3)  Arcadia Financial Ltd. - Warrants                                                                0
                                TOTAL COMMON STOCKS (IDENTIFIED COST $966,060)                                            25,027

                           MORTGAGE BACKED SECURITIES--0.0%
                           Government National Mortgage Association.--0.0%
        115,906            Government National Mortgage Association Pool 780360, 11.000%, 30 Year,
                           9/15/2015 (IDENTIFIED COST $130,250)                                                          127,365

                           MUNICIPAL BOND--0.0%
                           Municipal Services--0.0%
        250,000            McKeesport, PA, Taxable G.O.  Series B 1997, 7.300%, (MBIA Insurance Corp.
                           INS), 03/01/2020 (IDENTIFIED COST $249,413)                                                   268,428

                           MUTUAL FUNDS-78.6%(4)
       15,320,460          Emerging Markets Fixed Income Core Fund                                                     269,937,575
       14,513,878          Federated Mortgage Core Portfolio                                                           146,445,031
       67,429,340          High Yield Bond Portfolio                                                                   463,239,565
                                TOTAL MUTUAL FUNDS (IDENTIFIED COST $989,331,042)                                      879,622,171

                           PREFERRED STOCKS--0.2%
                           Financial Institution- Brokerage--0.2%
         40,000            Lehman Brothers Holdings, Pfd. 5.67%, $2.84, Annual Dividend                                 2,010,000
                           Financial Institution - REITs--0.0%
         9,900             Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend                   571,725
                                TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)                                     2,581,725

                           U.S. TREASURY--0.1%
                           Treasury Securities--0.1%
       1,025,000           United States Treasury Bond, 12.750%, 11/15/2010 (IDENTIFIED COST $1,212,442)                1,043,778

                           REPURCHASE AGREEMENT--1.1%
       11,936,000          Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A.  will repurchase a U.S. Government Agency security with a  maturity of  7/1/2035 for $1,500,150,417 on 9/1/2005.  The market value of the underlying securities at the end of the period was
                           $1,530,000,000.                                                                              11,936,000
                            TOTAL INVESTMENTS---99.7%
                           =============================================================================
                                 (IDENTIFIED COST $1,223,173,026)(5)                                                  1,115,970,500
                                OTHER ASSETS AND LIABILITIES---NET---0.3%                                               3,604,501
                                TOTAL NET ASSETS---100%                                                          $    1,119,575,001

================================================================================
        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $18,625,980 which represents 1.7% of total net assets.
        2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At August 31, 2005, these securities amounted to $18,609,025 which represents 1.7% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2005 is as follows:

           Security                                  Acquisition     Acquisition
                                                       Date            Cost

           SMFC Trust Asset-Backed Certificates,
           1997-A B1-4, 1/28/2027                     2/4/1998          $19,516

        3  Non-income producing security.
        4  Affiliated companies.
        5 The cost of investments for federal tax purposes was $1,226,559,727.The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $110,589,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,625,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $141,214,553.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.



Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less the 60 days at the time of purchase may be valued at amortized cost. Prices furnmished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutuional investers for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the Edgar Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR database on the SEC's website www.sec.gov at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.



The following acronyms are used throughout this portfolio:

INS               --Insured
REIT              --Real Estate Investment Trust






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Fixed Income Securities, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005